Goodwill - Schedule of Goodwill (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 5,983,852	$ 5,392,123	$ 9,736,510
Acquisition of Uber Mom/TBD Safety, LLC		591,729	98,613
Impairment		0	(4,443,000)
Ending Balance	$ 5,983,852	$ 5,983,852	$ 5,392,123